UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 59,870	$ (30,411)
Fair value adjustments to hedging financial instruments	6,729	(7,317)
Other comprehensive income/(loss)	(345)	(135)
Other comprehensive income/(loss), net of tax	6,384	(7,452)
Comprehensive income/(loss)	$ 66,254	$ (37,863)